Secured and Unsecured Debt (Details 6) (Convertible note extinguishment, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Convertible Notes
Immaterial error
Quantifying mistatement in previous year financial statements rectified in current year financial statement	$ 3,005
Gain on extinguishment of debt
Immaterial error
Quantifying mistatement in previous year financial statements rectified in current year financial statement	$ 1,481	$ 998	$ 526